CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	₱ 32,555	₱ 26,824	₱ 10,735
OTHER COMPREHENSIVE LOSS - NET OF TAX (Note 6)
Foreign currency translation differences of subsidiaries	81	(23)	(207)
Net transactions on cash flow hedges:	(1,547)	(1,256)	(2,544)
Net fair value losses on cash flow (Note 27)	(2,063)	(1,674)	(3,228)
Income tax related to fair value adjustments charged directly to equity (Note 7)	516	418	684
Net other comprehensive loss to be reclassified to profit or loss in subsequent years	(1,466)	(1,279)	(2,751)
Revaluation increment on investment properties	1,196
Revaluation increment in investment properties transferred from property, plant and equipment	1,631
Income tax related to revaluation increment charged directly to equity	(435)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method (Note 11)	(8)	3	(6)
Actuarial gains (losses) on defined benefit obligations:	(1,462)	(5,469)	2,500
Remeasurement in actuarial gains (losses) on defined benefit obligations	(1,978)	(7,277)	3,332
Income tax related to remeasurement adjustments (Note 7)	516	1,808	(832)
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	(274)	(5,466)	2,494
Total Other Comprehensive Income (Loss) - Net of Tax	(1,740)	(6,745)	(257)
TOTAL COMPREHENSIVE INCOME	30,815	20,079	10,478
ATTRIBUTABLE TO:
Equity holders of PLDT	30,627	19,884	10,218
Noncontrolling interests	188	195	260
TOTAL COMPREHENSIVE INCOME	₱ 30,815	₱ 20,079	₱ 10,478